N-2	Apr. 30, 2023 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001751156
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-228347
Investment Company Act File Number	811-23389
Document Type	N-2
Document Registration Statement	true
Post-Effective Amendment	true
Post-Effective Amendment Number	4
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	8
Entity Registrant Name	ELLINGTON INCOME OPPORTUNITIES FUND
Entity Address, Address Line One	8500 Normandale Lake Blvd.
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55437
City Area Code	855
Local Phone Number	897-5390
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Apr. 30, 2023
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	Class A	Class C	Class I	Class M
Maximum Sales Load (as a percent of offering price)	5.75%	None	None	None
Early Withdrawal Charges on Shares Repurchased Within 365 Days of Purchase (as a percent of original purchase price)	None	None	None	None

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees	1.85%	1.85%	1.85%	1.85%
Interest Payments on Borrowed Funds	1.26%	1.26%	1.26%	1.26%
Shareholder Servicing Expenses	0.25%	0.25%	None	None
Distribution Fee	None	0.75%	None	None
Other Expenses	2.28%	2.28%	2.28%	2.28%
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%	0.04%
Total Annual Expenses	5.68%	6.43%	5.43%	5.43%
Fee Waiver and Reimbursement(1)	-1.30%	-1.30%	-1.30%	-1.64%
Total Annual Expenses (after fee waiver and reimbursement)	4.38%	5.13%	4.13%	3.79%

(1)	The Adviser and the Fund have entered into an expense limitation and reimbursement agreement under which the Adviser has agreed, until at least April 30, 2024, to waive its Management Fee and to pay or absorb the ordinary operating expenses of the Fund (excluding (i) interest expense, and any fees and expenses incurred in connection with credit facilities, if any, obtained by the Fund; (ii) transaction costs and other expenses incurred in connection with the acquisition, financing, maintenance, and disposition of the Fund’s investments and prospective investments, including without limitation bank and custody fees, brokerage commissions, legal, data, consulting and due diligence costs, servicing and property management costs; (iii) acquired fund fees and expenses; (iv) taxes; and (v) extraordinary expenses), to the extent that its management fees plus applicable distribution and shareholder servicing fees and the Fund’s ordinary operating expenses would otherwise exceed, on a year-to-date basis, 2.85%, 3.60%, 2.60% and 2.20% per annum of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class M shares, respectively. The Expense Limitation Agreement may not be terminated by the Adviser, but it may be terminated by the Board, on 60 days written notice to the Adviser. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three years from the date the Adviser waived any payment or reimbursed any expense, if (after taking the repayment into account) the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver and at the time of the reimbursement payment. See “Management of the Fund.”

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment. The example assumes annual expenses attributable to shares remain unchanged from the levels described in the Fund Expenses Table above (and only accounts for the expense limitation and reimbursement agreement through its expiration on April 30, 2023) and shares earn a 5% annual return:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$99	$206	$311	$569
Class C Shares	$51	$178	$301	$593
Class I Shares	$41	$151	$259	$525
Class M Shares	$38	$148	$256	$523

The purpose of the above table is to help a holder of shares understand the fees and expenses that such holder would bear directly or indirectly. The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

Basis of Transaction Fees, Note [Text Block]	(as a percent of offering price)
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVES, POLICIES AND STRATEGIES

Investment Objectives and Policies

The Fund’s investment objective is to seek total return, including capital gains and current income. The Fund’s investment objective, non-fundamental policies and strategies, including its targeted asset classes, may be changed from time to time without a vote of the Fund’s shareholders.

The Fund employs an opportunistic strategy to pursue value and current income across various types of mortgage-related, consumer-related and corporate-related debt and other financial assets, through investments primarily in securities and loans. The Fund pursues its investment objective by investing primarily in (1) RMBS; (2) CMBS, commercial mortgage loans and other CRE debt, (3) the debt and equity tranches of CLOs, including corporate and CRE CLOs, (4) corporate debt and equity securities and derivatives, including high yield (“junk”) bonds, syndicated loans, CDS, tranches of CDS and EETCs, (5) consumer loans and ABS backed by student loans, consumer loans, auto loans, single family rental cash flows, commercial receivables, aircraft and aircraft equipment loans, and other collateral and (6) equities in REITs in the U.S. and other developed markets, loan originators, loan servicers, and other mortgage and housing industry related firms. The Fund may also invest in other asset classes and employ hedging strategies as described further below. The Fund invests in securities or other interests of issuers without restriction as to market capitalization, credit quality, structure or maturity. The majority of the Fund’s investments are in investments that are not publicly traded, or are traded in over-the-counter markets that have less liquidity than exchange-traded securities. Consequently, at any time the majority of the Fund’s investments are illiquid. Most of the RMBS in which the Fund invests are backed by loans for which the principal and interest payments are not guaranteed, or are not fully guaranteed, by a U.S. government agency or a U.S. government-sponsored entity. Such RMBS are referred to herein as credit sensitive RMBS.

The Fund may employ leverage, including borrowing from banks, in an amount of up to 33-1/3% of the Fund’s assets (defined as net assets plus borrowings). Leverage is primarily used to manage cash flows and increase the Fund’s ability to purchase investments to potentially take advantage of market opportunities. The Fund is authorized to borrow money in connection with its investment activities, subject to the limits of the asset coverage requirement of the 1940 Act. The Fund also may borrow money to satisfy repurchase requests from Fund shareholders and to otherwise provide the Fund with temporary liquidity. The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time indebtedness is incurred. This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets, including the value of the assets purchased with the proceeds of its indebtedness.

Investment Strategy and Criteria Used in Selecting Investments

Selection Process

The Sub-Adviser is known for its proprietary credit research and analytics, as well as its disciplined and analytical approach to fixed income investing. Ellington has portfolio management teams covering each of the Fund’s targeted asset classes, as well as infrastructure supporting those resources. In managing the Fund’s assets, the Sub-Adviser draws on Ellington’s analytical investment processes, financial and capital structuring skills, investment surveillance databases, and operational expertise. In addition, Ellington’s broad-based deal flow and extensive relationships in the financial community should provide access to a wide variety of asset acquisition and disposition opportunities, as well as up-to-date market information to assist in making asset management decisions. In addition to helping the Fund identify attractive sectors and assets within those sectors, the Sub-Adviser’s investment processes also informs the Fund’s hedging, financing, and liquidity management strategies.

The Sub-Adviser’s investment selection process includes:

●	Creating models and trading systems to support specific sectors and strategies;

●	Sourcing opportunities (for purchase or sale) in over-the-counter markets, and utilizing an extensive network of dealer relationships (including with a wide range of regional dealers);

●	Identifying in real time specific purchase and sale price targets using the Sub-Adviser’s models and deep sector-specific expertise;

●	Analyzing model output to continue to refine the Sub-Adviser’s models; and

●	Utilizing additional reviews by senior portfolio management or other oversight bodies to the extent required based on size or risk of the trade.

The Sub-Adviser’s analytic expertise also informs its processes for (i) identifying attractive sectors and strategies; and (ii) selecting suitable hedges.

With regards to the capabilities provided by its investment surveillance process, the Sub-Adviser has invested substantially in systems, research infrastructure, and personnel in order to build analytic tools and analyze opportunities in many of the Fund’s targeted asset classes, through consideration of individual credits and/or statistical analysis based on extensive databases of loan credit and prepayment performance. For these assets, this allows the Sub-Adviser to take a highly analytical approach to pricing risk and reward. In addition to considering loan-level fundamental analysis, the Sub-Adviser seeks to model the optionality inherent in many securitized structures through its proprietary models. These models support the Sub-Adviser’s efforts to construct portfolios that generate attractive risk adjusted returns through credit cycles, including producing substantial carry. These analytic tools also support the Sub-Adviser’s effort to trade actively, helping identify opportunities to buy and sell strategically.

Targeted Assets

Credit Sensitive RMBS. RMBS are securities that represent an interest in a pool of residential real estate mortgage loans or similar residential housing-related loans. The Sub-Adviser seeks to select U.S. and non-U.S. RMBS for which the underlying collateral is not guaranteed by a U.S. government agency or U.S. government sponsored entity, and for which the Sub-Adviser can apply its credit-selection expertise to identify securities it expects to deliver attractive risk-adjusted returns. Among the types of RMBS in which the Fund may invest are legacy (i.e., issued before the financial crisis of 2008) and more recently issued U.S. private label RMBS, legacy and more recently issued non-U.S. private label RMBS (including U.K. non-conforming RMBS), non-qualifying-mortgage (or “non-QM”) RMBS, residential non-performing and re-performing loan (or “NPL/RPL”) securitizations, manufactured housing securitizations (or “MH”), and credit risk transfer securities (or “CRTs”). The credit sensitive RMBS strategy may also invest in servicing rights, either directly (“master servicing rights”) or indirectly (“excess servicing rights”).

CMBS, CRE CLOs Commercial Mortgage Loans and Other CRE Debt. CMBS are a type of MBS that is secured by a single commercial mortgage loan or a pool of commercial real estate loans. The Fund may invest in CMBS, CRE CLOs, as well as commercial loans and other commercial real estate debt, including small balance commercial mortgage loans and bridge loans. The Sub-Adviser may originate commercial loans and other commercial real estate debt or purchase such assets in the secondary market. The CMBS, CRE CLO, commercial mortgage loan, and other commercial real estate portfolio may include both U.S. and non-U.S. investments.

CLOs. The Fund may invest in debt and equity tranches of U.S. and non-U.S. CLOs that are primarily backed by corporate syndicated loans issued to primarily U.S. and European corporate entities. The Fund may also invest in tranches of CLOs sponsored by the Sub-Adviser, subject to applicable legal restrictions.

Corporate Debt and Equity Securities, CDS, and Indices and Tranches of CDS. The Fund may invest in corporate debt and equity securities, including distressed debt and equity securities, high yield bonds, syndicated loans, single name CDS referencing corporate entities, indices of CDS (such as CDX), tranches of such indices (such as CDX tranches) and EETCs. With respect to single name CDS, the Sub-Adviser often uses signals based on quantitative factors to identify attractive positions for the portfolio. In some cases, the Fund invests in corporate debt instruments when the Sub-Adviser believes that the current credit ratings overestimate the actual credit risk of the instrument, in the expectation that the credit ratings will be upgraded, creating the opportunity for a favorable disposition and total return. The portfolio of corporate debt and equity securities, CDS, and indices and tranches of CDS may include both U.S. and non-U.S. investments.

Consumer Loans, Auto Loans, and ABS. The Sub-Adviser may partner with originators and enter into forward flow agreements to purchase consumer loans and auto loans. The Sub-Adviser analyzes available historical performance data to evaluate potential partners and, when applicable, to set loan purchase criteria. The Fund may also invest in secondary market purchases of pools of consumer and auto loans, including charged-off loans and distressed loans. In addition, the Fund may invest in ABS backed by consumer loans, auto loans, single-family rental properties, student loans, credit card receivables, aircraft and aircraft equipment loans or other assets. The consumer loan, auto loan, and ABS portfolio may include both U.S. and non-U.S. investments.

Equity Securities of REITs, Originators, Servicers, and Other Mortgage and Housing Industry Firms. REITs are companies that own real estate (“property REITs”) or finance real estate (“mortgage REITs”). Within the Sub-Adviser’s mortgage REIT equity strategy, the Sub-Adviser seeks attractive opportunities by analyzing core earnings estimates and evaluating price to book ratios in both absolute terms and relative to their peer groups. The Fund may also invest in mortgage originators and servicers that may have a large portion of their equity capital invested in mortgage servicing. The Sub-Adviser may also seek opportunities to invest in other firms in the mortgage and housing industry. Positions in REIT and other mortgage and housing industry firms may include both common shares and preferred stock, as well as both U.S. and non-U.S. investments.

Residential Mortgage Loans. The Fund may invest in residential real estate mortgage loans that have not been securitized, including non-performing and re-performing residential mortgage loans, or “residential NPLs and RPLs,” residential transition loans, non-QM residential mortgage loans, second lien loans, and home equity lines of credit.

Other Investment and Hedging Strategies. The Fund may also invest in a wide range of other U.S. and non-U.S. securities, derivatives and financial instruments. These may include, but are not limited to U.S. and non-U.S. positions in:

●	commercial, residential, or mixed-use real property and other real assets;

●	mortgage-related and non-mortgage-related derivatives;

●	real estate-related assets, including tax lien certificates that represent unpaid taxes due on a property and are sold at auction by taxing jurisdictions as a method to collect delinquent real estate taxes;

●	litigation financing arrangements (either directly or through special purpose vehicles), including where the Fund provides immediate funds or credit facilities to cover litigation expenses in exchange for a portion of the award or settlement or for interest and principal payments;

●	exchange traded funds (“ETFs”), or total return swaps thereon, representing indices of equity securities or equity-related instruments or other indices;

●	total return swaps on corporate debt indices (including indices of high yield bonds and leveraged loans);

●	options on CDS, CDS indices, or other debt or equity indices;

●	interest rate swaps and options, and interest rate related futures (such as Eurodollar and Treasury futures);

●	treasury securities (long or short);

●	asset-backed CDS indices (such as CMBX, long or short); and

●	vehicles or entities that themselves hold, manage, trade, or originate mortgages or other loans, as well as MBS or ABS.

The Fund may originate loans in any of the relevant targeted asset classes described above. In addition, the Fund may invest in “warehouse” arrangements for which the underlying investments include any of the targeted assets described above. Furthermore, certain of the Fund’s investments in securitizations may be subject to transferability restrictions resulting from U.S. or European regulations with respect to risk retention.

The Fund may, but is not required to, employ various strategies, utilizing long or short positions in a wide range of instruments, to seek to mitigate market, credit, interest rate, currency, and other risks in the portfolio.

Other Information Regarding Investment Strategy. The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy, including in response to adverse market, economic, political or other conditions. During such times, the Sub-Adviser may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U. S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective. The Sub-Adviser may invest the Fund’s cash balances in any investments it deems appropriate. The Sub-Adviser expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Sub-Adviser and the Fund’s portfolio managers are subjective.

The Fund is subject to certain regulatory restrictions in making its investments. In addition, the Fund generally is not permitted to co-invest alongside affiliates of the Adviser or Sub-Adviser in privately negotiated transactions unless it obtains an exemptive order from the SEC or the transaction is otherwise permitted under existing regulatory guidance. For example, the Fund may co-invest with such accounts consistent with guidance promulgated under the no-action position of the SEC set forth in Mass Mutual Life Ins. Co. (SEC No-Action Letter, June 7, 2000), on which the Fund may rely in order to co-invest in a single class of privately placed securities so long as certain conditions are met, including that the Adviser or Sub-Adviser, acting on its behalf and on behalf of other clients, negotiates no term other than price.

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) may vary (potentially greatly) from year to year and will not be a limiting factor when the Sub-Adviser deems portfolio changes appropriate. The Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Sub-Adviser, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover may result in higher transaction costs and may generate short-term capital gains taxable as ordinary income. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates. See “U.S. Federal Income Tax Matters” herein.

Given the Fund’s investment strategies, it is not anticipated that a significant portion, if any, of the Fund’s income will be eligible to be designated as qualified dividend income under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income. See “U.S. Federal Income Tax Matters” herein.

Risk Factors [Table Text Block]

RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a complete investment program. Before investing in the Fund you should consider carefully the following principal risks the Fund faces, together with the other information contained in the Prospectus. If any of these risks discussed in this Prospectus occurs, the Fund’s results of operations could be materially and adversely affected. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of a debt instrument by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a debt instrument and thereby in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the debt instrument. Default, or the market’s perception that an issuer is likely to default, could reduce the value of a debt instrument, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Market Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire amount invested. An investment in the Fund represents an indirect investment in the securities and other investments owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Global, national, regional and local reaction to any market events, natural disasters or a pandemic could impact the health of the economy, and the Fund, temporarily or for an extended period. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions. In addition, the Fund is subject to the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, climate-change and climate-related events, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. The COVID-19 global pandemic and the aggressive responses taken by many governments had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may negatively impact the performance of the Fund’s investments or decrease the liquidity of those investments. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

Interest Rate Risk. Typically, a rise in interest rates causes a decline in the value of debt securities and loans, and as a result the value of your investment in the Fund will fluctuate with changes in interest rates. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments) and extension risk (the debtor may pay its obligation later than expected, increasing a securities maturity). These risks could affect the value of a particular investment, possibly causing the Fund’s NAV and total return to be reduced and fluctuate more than other types of investments.

Subordinated and Lower-Rated Securities Risk. Certain securities that the Fund acquires are deemed by rating agencies to have substantial vulnerability to default in payment of interest and/or principal. Other securities the Fund acquires have the lowest quality ratings or are unrated. Many securities that the Fund acquires are subordinated in cash flow priority to other more “senior” securities of the same securitization. The exposure to defaults on the underlying mortgages is severely magnified in subordinated securities. Certain subordinated securities (“first loss securities”) absorb all losses from default before any other class of securities is at risk. Such securities therefore are considered to be highly speculative investments. Also, the risk of declining real estate values, in particular, is amplified in subordinated RMBS, as are the risks associated with possible changes in the market’s perception of the entity issuing or guaranteeing them, or by changes in government regulations and tax policies. Accordingly, the subordinated and lower-rated (or unrated) securities in which the Fund invests may experience significant price and performance volatility relative to more senior or higher-rated securities, and they are subject to greater risk of loss than more senior or higher-rated securities which, if realized, could materially adversely affect the Fund’s financial condition and results of operations.

CLO Risk. CLOs are securities backed by an underlying portfolio of loan obligations. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. Investments in CLO securities may be riskier and less transparent than direct investments in the underlying loans and debt obligations. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying loans in the tranche of the CLO in which the Fund invests. The tranches in a CLO vary substantially in their risk profile, and debt tranches are more senior than equity tranches. The senior tranches are relatively safer because they have first priority on the collateral in the event of default. As a result, the senior tranches of a CLO generally have a higher credit rating and offer lower coupon rates than the junior tranches, which offer higher coupon rates to compensate for their higher default risk. The CLOs in which the Fund may invest may incur, or may have already incurred, debt that is senior to the Fund’s investment. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. Investments in CLOs may be subject to certain tax provisions that could result in the Fund incurring tax or recognizing income prior to receiving cash distributions related to such income. CLOs that fail to comply with certain U.S. tax disclosure requirements may be subject to withholding requirements that could adversely affect cash flows and investment results. Any unrealized losses the Fund experiences with respect to its CLO investments may be an indication of future realized losses. Equity tranches are unrated and equity investors receive no principal payments, if any, until all debt obligations are paid.

Credit Sensitive RMBS Risk. RMBS are materially affected by conditions in the residential mortgage market, the residential real estate market, the financial markets and the economy generally. Concerns about the residential mortgage market and a declining real estate market, as well as inflation, energy costs, geopolitical issues and the availability and cost of credit, have in the past contributed, and could in the future contribute, to increased volatility and diminished expectations for the economy and financial markets. In particular, the residential mortgage markets have experienced a variety of difficulties and challenging economic conditions in the past, including defaults, credit losses, and liquidity concerns. Certain commercial banks, investment banks, and insurance companies incurred extensive losses from exposure to the residential mortgage market as a result of these difficulties and conditions. These factors have impacted investor perception of the risks associated with RMBS, other real estate-related securities and various other asset classes in which the Fund may invest. As a result, values for RMBS, other real estate-related securities and various other asset classes in which the Fund may invest have experienced, and may in the future experience, significant volatility. Certain RMBS that the Fund acquires are subordinated in cash flow priority to other more “senior” securities of the same securitization. The exposure to defaults on the underlying mortgages is severely magnified in subordinated securities. Certain subordinated securities (“first loss securities”) absorb all losses from default before any other class of securities is at risk. Such securities therefore are considered to be highly speculative investments. Also, the risk of declining real estate values, in particular, is amplified in subordinated RMBS, as are the risks associated with possible changes in the market’s perception of the entity issuing or guaranteeing them, or by changes in government regulations and tax policies.

The principal and interest on credit sensitive RMBS, unlike those on agency RMBS, are not guaranteed by government-sponsored entities such as Fannie Mae and Freddie Mac or, in the case of Ginnie Mae, the U.S. government. Therefore, credit sensitive RMBS are subject to many of the risks of the respective underlying mortgage loans such as the creditworthiness and solvency of the underlying borrowers. Residential mortgage loans are typically secured by single-family residential property and are subject to risks of delinquency and foreclosure and risks of loss. The ability of a borrower to repay a loan secured by a residential property is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair borrowers’ abilities to repay their mortgage loans.

Residential Mortgage Loan Risk. Residential mortgage loans, including residential NPLs, are subject to increased risks of loss. Unlike agency RMBS, residential mortgage loans generally are not guaranteed by the U.S. government or any government sponsored entity, though in some cases they may benefit from private mortgage insurance. Additionally, by directly acquiring residential mortgage loans, the Fund does not receive the structural credit enhancements that benefit senior tranches of RMBS. A residential mortgage loan is directly exposed to losses resulting from default. Therefore, the value of the underlying property, the creditworthiness and financial position of the borrower and the priority and enforceability of the lien will significantly impact the value of such mortgage. In the event of a foreclosure, the Fund may assume direct ownership of the underlying real estate. The liquidation proceeds upon sale of such real estate may not be sufficient to recover the Fund’s cost basis in the loan, and any costs or delays involved in the foreclosure or liquidation process may increase losses. Residential mortgage loans are also subject to property damage caused by hazards, such as earthquakes or environmental hazards, not covered by standard property insurance policies, or “special hazard risk,” and to reduction in a borrower’s mortgage debt by a bankruptcy court, or “bankruptcy risk.”

Consumer and Auto Loan Risk. The Fund may invest in consumer loans (or ABS backed by consumer loans), including debt consolidation loans, home improvement loans, personal loans, residential real estate investments, credit cards, and automobile loans. The performance of such investments will be affected by general economic conditions. Changes in economic conditions have adversely affected the performance and market value of such investments. Consumer loans are susceptible to prepayment risks. Prepayments on the loans will be influenced by the prepayment provisions of the loans and may also be affected by a variety of economic, geographic and other factors, including changes in interest rates and the availability of alternative financings. Certain consumer loans, such as auto loans and student loans, generally will not contain prepayment penalties. A reduction in interest rates may increase prepayments on consumer loans, which would result in a reduction in yield to maturity for holders of such loans if purchased at a premium. An increase in interest rates or other factors may slow prepayments which would result in a reduction in yield to maturity for holders of such consumer loans if purchased at a discount. Consumer loans are susceptible to default risks. Unsecured consumer loans are not secured by any collateral of the borrowers. The repayment of unsecured consumer loans is dependent upon the ability and willingness of the borrowers to repay; if the borrower defaults on an unsecured consumer loan, only net amounts, if any, recovered through collection efforts will be available with respect to that loan. Other consumer loans, like automobile loans, may be secured by collateral, but the value of that collateral is not guaranteed and the recovery of such collateral will not necessarily cover the outstanding amount of the defaulted loan.

ABS and MBS Risk. Prepayment risk is associated with MBS and ABS. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain mortgage-backed securities may be secured by pools of mortgages on single-family properties, multi-family properties, and/or commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as student loans, automobile loans, aircraft and aircraft equipment loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities may decline and, therefore, may not be adequate to cover underlying investors. MBS and other securities issued by participants in housing and CRE finance, as well as other real estate-related markets experienced extraordinary weakness and volatility in the aftermath of the 2007-2008 financial crisis. Possible legislation in the area of residential mortgages, credit cards and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, the Fund may be more susceptible to risk factors affecting such types of securities. Certain ABS and MBS that the Fund acquires are subordinated in cash flow priority to other more “senior” securities of the same securitization. The exposure to defaults on the underlying mortgages is severely magnified in subordinated securities. Certain subordinated securities (“first loss securities”) absorb all losses from default before any other class of securities is at risk. Such securities therefore are considered to be highly speculative investments.

CMBS and Other CRE Debt Risk. Investing in commercial real estate debt entails various risks: credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks, geographical concentration risks and legal risks. Credit risk on these assets arises primarily from the potential for losses due to delinquencies and defaults by the borrowers in payments on the underlying obligations and the risk that the servicer fails to perform. The Fund relies on loan servicers to collect principal and interest payments and engage in loss mitigation efforts. To the extent a loan servicer fails to perform these tasks, the Fund’s investments may be adversely affected. CMBS are subject to risks associated with their structure and execution, including the process by which principal and interest payments are allocated and distributed to investors, how credit losses affect the issuing vehicle and the return to investors in such CMBS, whether the collateral represents a fixed set of specific assets or accounts, whether the underlying collateral assets are revolving or closed-end, under what terms (including maturity of the CMBS) any remaining balance in the accounts may revert to the issuing entity, and the extent to which the entity that is the actual source of the collateral assets is obligated to provide support to the issuing vehicle or to the investors in such CMBS. In addition, concentrations of CMBS of a particular type, as well as concentrations of CMBS issued or guaranteed by affiliated obligors, serviced by the same servicer or backed by underlying collateral located in a specific geographic region, may subject the CMBS to additional risk.

Commercial mortgage loans are secured by commercial property and are subject to risks of delinquency and foreclosure, and risks of loss. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things, tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expense or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, changes in governmental rules, regulations and fiscal policies, including environmental legislation, acts of God, terrorism, social unrest and civil disturbances.

In the event of any default under a mortgage, the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the commercial mortgage loan. Foreclosure of a commercial mortgage loan can be an expensive and lengthy process which could have a substantial negative effect on the Fund’s anticipated return on the foreclosed mortgage loan.

Prepayment Risk and Extension Risk. Fixed income securities and loans with uncertain principal repayment schedules can be subject to prepayment risk and/or extension risk. If the Fund holds a debt investment with a higher interest rate than the then-prevailing market interest rate for similar instruments, and such investment prepays (or is anticipated to prepay), the Fund could suffer losses. Similarly, if the Fund holds a debt investment with a lower interest rate than the then-prevailing market interest rate for similar instruments, and the expected life of such investment extends (or is anticipated to extend), the Fund could suffer losses.

Syndicated Loan Risk. The market for syndicated loans may not be highly liquid and the Fund may have difficulty selling them. These investments primarily expose the Fund to the credit risk of the underlying borrower, but they also expose the Fund to certain risks associated with the loan agent. Syndicated loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. Certain syndicated loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

Derivatives Risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. When used as hedging instruments, derivatives subject the Fund to the risk that there will be an imperfect correlation between the value of the derivative and the positions of the Fund being hedged by the derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. There may not be a liquid secondary market for the derivative instruments traded by the Fund. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. The Fund’s use of derivatives is also subject to the following additional risks:

●	Counterparty Risk. The Fund’s investments may be exposed to the credit risk of the counterparties with which, or the dealers, brokers and exchanges through which, the Fund deals, whether in exchange-traded or OTC transactions. The Fund may be subject to the risk of loss of Fund assets on deposit or being settled or cleared with a broker in the event of the broker’s bankruptcy, the bankruptcy of any clearing broker through which the broker executes and clears transactions on behalf of the Fund, the bankruptcy of an exchange clearing house or the bankruptcy of any other counterparty. To the extent that the Fund has posted margin or has other amounts held by a counterparty that becomes insolvent, the Fund may be deemed to be an unsecured creditor of the counterparty and would need to pursue its claim in bankruptcy or liquidation proceedings. Amounts for any such claims may be less than the amounts owed to the Fund. Such events would have an adverse effect on the Fund’s NAV.

●	Swap Agreements. A swap is an agreement between two parties to exchange a sequence of cash flows (or other assets) for a set period of time. Swaps can involve greater risks than a direct investment in an underlying asset because swaps typically include a certain amount of embedded leverage and, as such, are subject to leveraging risk. If swaps are used as a hedging strategy, the Fund is subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Total return swaps and credit default swaps are subject to counterparty risk, credit risk and liquidity risk. In addition, total return swaps are subject to market risk and credit default swaps are subject to the risks associated with the purchase and sale of credit protection. With respect to a credit default swap, if the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. Additionally, the Fund is exposed to many of the same risks of leverage described herein since if an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. See “Risk Considerations—Leverage Risk.” There is also the risk that the transaction may be closed out at a time when the credit quality of the underlying investment has deteriorated, in which case the Fund may need to make an early termination payment. The protection buyer in a credit default swap may be obligated to pay the protection seller an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If the Fund is buying credit protection, there is the risk that no credit event will occur and the Fund will receive no benefit (other than any hedging benefit) for the premium paid. There is also the risk that the transaction may be closed out at a time when the credit quality of the underlying investment has improved, in which case the Fund may need to make an early termination payment. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. There is a risk that based on movements of interest rates, the payments made under a swap agreement will be greater than the payments received.

●	Regulation as a Commodity Pool. The Fund has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” (“CPO”) with the U.S. Commodity Futures Trading Commission (the “CFTC”) and the National Futures Association (“NFA”), which regulate trading in the futures markets. Pursuant to CFTC Regulation 4.5, the Fund is not subject to regulation as a commodity pool under the Commodity Exchange Act (the “CEA”). As a result, neither the Adviser nor the Sub-Adviser is a CPO with respect to the Fund. The Fund reserves the right to elect to rely on other applicable exemptions under CEA rules, which may increase the Fund’s regulatory compliance obligations and expenses. In the event the Fund, the Adviser or the Sub-Adviser fails to qualify for the exclusion and is required to register as a CPO, the Fund may become subject to additional disclosure, recordkeeping and reporting requirements, which may increase the Fund’s regulatory compliance obligations and expenses.

High Yield Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal. If that happens, the value of the bond may decrease, the Fund’s NAV may decrease and its income may be reduced. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. Such securities also may include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease the Fund’s NAV. The Sub-Adviser’s assessment of an issuer’s credit quality may prove incorrect and the Fund could suffer losses.

Equity Risk. Corporate equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company. Investments held by the Fund in companies with small market capitalizations are subject to unique risks. The earnings and prospects of small sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

REIT Risk. The Fund’s investments in REITs may subject the fund to the following additional risks: declines in the value of real estate, changes in interest rates, lack of available mortgage funds or other limits on obtaining capital, overbuilding, extended vacancies of properties, increases in property taxes and operating expenses, changes in zoning laws and regulations, casualty or condemnation losses and tax consequences of the failure of a REIT to comply with tax law requirements. While an investment in a REIT provides the Fund indirect exposure to the assets of the REIT, it also exposes the Fund to a proportionate share of the REIT’s ongoing operating fees and expenses, which may include management, operating and administrative expenses.

Aircraft and Aviation Industry Risk. The Fund may invest in EETCs, ABS and certain other securities collateralized or otherwise backed by aircraft or aircraft equipment. Investments in securitizations and other financial instruments backed by aircraft and aircraft equipment are subject to a number or risks relating to the aviation industry including reduced leasing of aircraft and related equipment by commercial airlines and the commercial aviation industry generally, reduction in demand for any one aircraft or type of aircraft, the maintenance and operating history of the specific aircraft or components that back such securities, maintenance or performance issues with the model and type of aircraft that back such securities, and regulatory risk relating to the aviation industry. Adverse developments with respect to any of the foregoing may adversely affect the value of securities collateralized or otherwise backed by aircraft or aircraft equipment. In addition, the bankruptcy of the lessors or lessees of the aircraft or aircraft equipment that back such securities may complicate financial recoveries in connection with such securities and therefore have a negative impact on their value. Market events such as economic declines and recessions, geopolitical conflicts and the occurrence or threat of pandemics, terrorism or war may also have an adverse effect on the aviation industry generally and securities related to the same, especially when such market events cause declines in travel, increases in costs or future uncertainty for airlines, aircraft or the commercial aviation industry generally. There can be no assurance that future events will not have a negative impact on the aviation industry or securities collateralized or otherwise backed by aircraft or aircraft equipment.

CRTs Risk. CRTs are designed to transfer a portion of the mortgage credit risk on a pool of insured or guaranteed mortgage loans from the insurer or guarantor of such loans to CRT investors. In a CRT transaction, interest and/or principal of the CRT is written off following certain credit events, such as delinquencies, defaults, and/or realized losses, on the underlying mortgage pool. To date, the vast majority of CRTs consist of risk sharing transactions issued by the Government Sponsored Enterprises, or GSEs, such as Fannie Mae, and Freddie Mac. These securities have historically been structured as unsecured debt of the related GSE, but where the principal payments and principal write-offs are determined by the prepayments, delinquencies, and/or realized losses on a reference pool of mortgage loans guaranteed by such GSE. However, it is anticipated that in the future Fannie Mae and Freddie Mac will issue CRTs with a variety of other structures.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. The imposition of sanctions and compliance with those sanctions may impair the ability of a Fund to buy, sell, hold, or deliver securities or other assets of the sanctioned company, including those listed on U.S. or other exchanges.

Foreign Currency Risk. Investments held by the Fund and denominated in foreign currencies subject the Fund to foreign currency risk arising from fluctuations in exchange rates between such foreign currencies and the U.S. dollar. While the Sub-Adviser currently attempts to hedge the Fund’s foreign currency exposure, the Fund may not always choose to hedge such exposure, or may not be able to hedge such exposure. To the extent that the Fund is exposed to foreign currency risk, changes in exchange rates of such foreign currencies to the U.S. dollar may adversely affect the Fund, and its ability to pay dividends to its shareholders. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Management Risk. The NAV of the Fund changes daily based on the performance of its investments and other factors. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class and/or investments in which the Fund invests may prove to be incorrect and may not produce the desired results. The Sub-Adviser relies on analytical models (both proprietary and third-party models) as well as information and data supplied by third parties. These models and data may be used to value assets or potential asset acquisitions and dispositions and also in connection with the Fund’s asset management activities. If the Sub-Adviser’s models and data prove to be incorrect, misleading, or incomplete, any decisions made in reliance thereon could expose the Fund to potential risks. The Sub-Adviser’s models and data may induce it to purchase certain assets at prices that are too high, to sell certain other assets at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging activities that are based on faulty models and data may prove to be unsuccessful.

Some of the risks of relying on analytical models and third-party data include the following:

●	collateral cash flows and/or liability structures may be incorrectly modeled in all or only certain scenarios, or may be modeled based on simplifying assumptions that lead to errors;

●	information about assets or the underlying collateral may be incorrect, incomplete, or misleading;

●	asset, collateral or MBS historical performance (such as historical prepayments, defaults, cash flows, etc.) may be incorrectly reported, or subject to interpretation (e.g., different MBS issuers may report delinquency statistics based on different definitions of what constitutes a delinquent loan); and

●	asset, collateral or MBS information may be outdated, in which case the models may contain incorrect assumptions as to what has occurred since the date information was last updated.

Some models, such as prepayment models or default models, may be predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, the predictive models used by the Sub-Adviser may differ substantially from those models used by other market participants, with the result that valuations based on these predictive models may be substantially higher or lower for certain assets than actual market prices. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data, and, in the case of predicting performance in scenarios with little or no historical precedent (such as extreme broad-based declines in home prices, or deep economic recessions or depressions), such models must employ greater degrees of extrapolation and are therefore more speculative and of more limited reliability.

All valuation models rely on correct market data inputs. If incorrect market data is entered into even a well-founded valuation model, the resulting valuations will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics or whose values are particularly sensitive to various factors. If the Sub-Adviser’s data inputs are incorrect or model prices differ substantially from market prices, the Fund could be materially adversely affected. See also “Valuation Risk.”

The Adviser’s and the Sub-Adviser’s management and sub-advisory agreements relating to the Fund are subject to annual renewal after their initial term by the Board and may be terminated by the Adviser or Sub-Adviser, respectively, upon notice or the occurrence of certain events as set forth in the respective agreements. If the agreements are not renewed or terminated, the Fund may need to engage other advisers or pursue other alternatives.

Short Selling Risks. The Fund may engage in short selling for hedging and speculative purposes. When an investor engages in a short sale, it sells securities that it does not own, and typically borrows the same securities, from a securities lender, for delivery to the purchaser on the sale date. Since the investor must at some later date repay the securities lender with the same securities that it originally borrowed, the investor typically purchases the same securities in the open market at a later date, in order to be able to re-deliver such securities to the securities lender. Short selling allows the investor to profit from declines in market prices to the extent such declines exceed the transaction costs and the costs of borrowing the securities. A short sale may create the risk of an unlimited loss, in that the price of the underlying security might theoretically increase without limit, thus increasing the cost of purchasing the security in order to close out the securities borrowing.

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities, by the Fund will magnify the Fund’s gains or losses. Generally, the use of leverage also will cause the Fund to have higher expenses (especially interest expenses) than those of funds that do not use such techniques. In addition, a lender to the Fund may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may depress the returns of the Fund.

Valuation Risk. Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for loans or other non-exchange traded instruments. Due to the lack of centralized information and trading, the valuation of loans and other non-exchange traded instruments carries more risk than that of publicly traded common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value instruments differently than the Fund. As a result, the Fund may be subject to the risk that when a non-exchange traded instrument is sold in the market, the amount received by the Fund is less than the value that such security is carried at on the Fund’s books.

The values of some of the assets in the Fund’s portfolio are not readily determinable. The Adviser values these assets at fair value, as determined in good faith by the Adviser, subject to the oversight of the Board. Because such valuations are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Adviser’s determinations of fair value may differ from the values that would have been used if a ready market for these assets existed or from the prices at which trades occur. Furthermore, the Adviser may not obtain third-party valuations for all of the Fund’s assets. Changes in the fair value of the Fund’s assets directly impact the Fund’s net income and the Fund’s NAV through recording unrealized appreciation or depreciation of its investments and derivative instruments, and so the Adviser’s determination of fair value has a material impact on the Fund’s net income and the Fund’s NAV.

While in many cases the Adviser’s determination of the fair value of the Fund’s assets is based on valuations provided by third-party dealers and pricing services, the Adviser can and does value assets based upon its judgment and such valuations may differ from those provided by third-party dealers and pricing services. Valuations of certain assets are often difficult to obtain or are unreliable. In general, dealers and pricing services heavily disclaim their valuations. Additionally, dealers may claim to furnish valuations only as an accommodation and without special compensation, and so they may disclaim any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations, including any act of negligence or breach of any warranty. Depending on the complexity and illiquidity of an asset, valuations of the same asset can vary substantially from one dealer or pricing service to another. Higher valuations of the Fund’s assets have the effect of increasing the amount of management fees the Fund pays to the Adviser, which are used by the Adviser to pay the Sub-Adviser. Therefore, conflicts of interest exist because each of the Adviser and the Sub-Adviser is involved in the determination of the fair value of the Fund’s assets.

Investment Liquidity Risk. Investment liquidity risk exists when particular investments of the Fund would be difficult to sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices. Investment vehicles, such as the Fund, with principal investment strategies that involve securities of companies with smaller market capitalizations, illiquid securities, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Most of the Fund’s loan assets are illiquid. This includes, without limitation, the Fund’s investments in syndicated loans, residential mortgage loans, consumer loans, and commercial mortgage loans. Many of the Fund’s securities, including its investments in RMBS, CMBS, ABS, high yield bonds and CLOs may also be illiquid. Many of the Fund’s investments in derivative contracts, and in foreign investments, may all be illiquid. As a result, the Fund may have difficulty selling many of its investments in all of these, and other, sectors. The lack of a liquid market for the Fund’s illiquid investments could decrease the Fund’s NAV.

Issuer Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Limited Liquidity of Fund Shares Risk. The Fund is a closed-end investment company structured as an interval fund and designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers, which are currently intended to be made in the amount of 10% of the shares outstanding at NAV, but may not in any case be made in the amount of less than 5% of the shares outstanding at NAV. While the repurchase amount for each offer is currently anticipated to be 10% of outstanding shares, the Fund is not required to, and in the future the Fund may not, extend repurchase offers in excess of 5% of outstanding shares. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

Distribution Policy Risk. All or a portion of a distribution from the Fund may consist of a return of capital, as opposed to representing a distribution of income generated by the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares. A Shareholder’s tax basis will be adjusted even if they sell their shares at a loss.

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares are typically funded from available cash or sales of portfolio investments. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Sub-Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Sub-Adviser may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of investments to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV.

Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase by the Fund of a shareholder’s shares may be a taxable event to such shareholder.

Qualified Dividend Income Risk. Given the Fund’s investment strategies, it is not anticipated that a significant portion, if any, of the Fund’s income will be eligible to be designated as qualified dividend income under the Internal Revenue Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income.

Additional Risks.

●	Tax Lien Certificates Risk. The Fund may invest in tax lien certificates issued by various jurisdictions or municipalities throughout the United States. A tax lien certificate is a certificate of claim against real property that has a lien placed upon it as a result of unpaid property taxes. Tax lien certificates may not be liquid or may have a limited secondary market. Once tax lien certificate is issued, it becomes a first lien against the real property to which the certificate relates, and depending upon the jurisdiction, the owner of the property has a statutorily fixed period of time to pay the delinquent real estate taxes plus penalties and interest to the tax lien certificate holder. If the delinquent real estate taxes plus penalties and interest is not paid during such period of time, in most jurisdictions, the property is then transferred in a foreclosure action. If the Fund acquires a tax lien certificate, there can be no certainty as to when or if it will be redeemed by the owner of the underlying property. The performance of investments in tax lien certificates will be affected by the amount of time it takes the underlying property owner to repay the certificate. Property owners may immediately redeem the certificate, may redeem the certificate at some other time prior to the expiration of the statutory redemption period or may allow the property to be foreclosed. If the tax lien is redeemed quickly, the party may not realize a significant financial gain on their investment. If a tax lien certificate or lien is not redeemed, the holder of such interest may foreclose upon the property. The foreclosure of a property will require the Fund to engage outside service providers and incur additional fees and costs. Other risks the Fund may face in connection with investing in tax lien certificates include issues associated with the treatment of the Fund’s investment for tax purposes.

●	Litigation Financing Risk. Investments in litigation finance can be structured in various ways. For example, the Fund may extend a loan to a law firm secured by future fee proceeds from some or all of the firm’s portfolio of cases, or the Fund may advance funds to a party in a lawsuit or their counsel in return for a share of litigation proceeds or other financial reward if the party is successful. Where a loan is secured by litigation proceeds, or where the recipient of litigation financing is not obligated to make any payment unless and until litigation proceeds are actually received by the litigant or their counsel, the Fund could suffer a complete loss of the capital invested if the matter fails to be resolved in the recipient’s favor.

Other risks the Fund may face in connection with litigation financing include: (i) losses from terminated or rejected settlements, (ii) evaluations of the strength of the cases, claims or settlements may turn out to be inaccurate, (iii) losses as a result of the inability or timing uncertainty relating to collection on judgments or awards, (iv) lack of ability to control decisions of lawyers acting pursuant to their professional duties in connection with formulating and implementing their litigation strategies or otherwise, (v) expenses and uncertainties involving reliance on outside counsel and experts, (vi) changes in law, regulations or professional standards on litigation financing, (vii) poor case selection and lost cases, (viii) timing or delays inherent to litigation, (ix) changes in counsel, (x) costs of litigation, (xi) inability of a defendant to pay a judgement or settlement, (xii) general competition and industry-related risks, (xiii) conflicts of interest and (xiv) issues associated with the treatment of the Fund’s investment for tax purposes.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Shown Under (3)
Class A Shares	Unlimited	None	17,020
Class C Shares	Unlimited	None
Class I Shares	Unlimited	None
Class M Shares	Unlimited	None	3,244,376

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of a debt instrument by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a debt instrument and thereby in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the debt instrument. Default, or the market’s perception that an issuer is likely to default, could reduce the value of a debt instrument, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire amount invested. An investment in the Fund represents an indirect investment in the securities and other investments owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Global, national, regional and local reaction to any market events, natural disasters or a pandemic could impact the health of the economy, and the Fund, temporarily or for an extended period. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions. In addition, the Fund is subject to the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, climate-change and climate-related events, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. The COVID-19 global pandemic and the aggressive responses taken by many governments had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may negatively impact the performance of the Fund’s investments or decrease the liquidity of those investments. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk. Typically, a rise in interest rates causes a decline in the value of debt securities and loans, and as a result the value of your investment in the Fund will fluctuate with changes in interest rates. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments) and extension risk (the debtor may pay its obligation later than expected, increasing a securities maturity). These risks could affect the value of a particular investment, possibly causing the Fund’s NAV and total return to be reduced and fluctuate more than other types of investments.

Subordinated And Lower Rated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Subordinated and Lower-Rated Securities Risk. Certain securities that the Fund acquires are deemed by rating agencies to have substantial vulnerability to default in payment of interest and/or principal. Other securities the Fund acquires have the lowest quality ratings or are unrated. Many securities that the Fund acquires are subordinated in cash flow priority to other more “senior” securities of the same securitization. The exposure to defaults on the underlying mortgages is severely magnified in subordinated securities. Certain subordinated securities (“first loss securities”) absorb all losses from default before any other class of securities is at risk. Such securities therefore are considered to be highly speculative investments. Also, the risk of declining real estate values, in particular, is amplified in subordinated RMBS, as are the risks associated with possible changes in the market’s perception of the entity issuing or guaranteeing them, or by changes in government regulations and tax policies. Accordingly, the subordinated and lower-rated (or unrated) securities in which the Fund invests may experience significant price and performance volatility relative to more senior or higher-rated securities, and they are subject to greater risk of loss than more senior or higher-rated securities which, if realized, could materially adversely affect the Fund’s financial condition and results of operations.

C L O Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CLO Risk. CLOs are securities backed by an underlying portfolio of loan obligations. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. Investments in CLO securities may be riskier and less transparent than direct investments in the underlying loans and debt obligations. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying loans in the tranche of the CLO in which the Fund invests. The tranches in a CLO vary substantially in their risk profile, and debt tranches are more senior than equity tranches. The senior tranches are relatively safer because they have first priority on the collateral in the event of default. As a result, the senior tranches of a CLO generally have a higher credit rating and offer lower coupon rates than the junior tranches, which offer higher coupon rates to compensate for their higher default risk. The CLOs in which the Fund may invest may incur, or may have already incurred, debt that is senior to the Fund’s investment. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. Investments in CLOs may be subject to certain tax provisions that could result in the Fund incurring tax or recognizing income prior to receiving cash distributions related to such income. CLOs that fail to comply with certain U.S. tax disclosure requirements may be subject to withholding requirements that could adversely affect cash flows and investment results. Any unrealized losses the Fund experiences with respect to its CLO investments may be an indication of future realized losses. Equity tranches are unrated and equity investors receive no principal payments, if any, until all debt obligations are paid.

Credit Sensitive R M B S Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Sensitive RMBS Risk. RMBS are materially affected by conditions in the residential mortgage market, the residential real estate market, the financial markets and the economy generally. Concerns about the residential mortgage market and a declining real estate market, as well as inflation, energy costs, geopolitical issues and the availability and cost of credit, have in the past contributed, and could in the future contribute, to increased volatility and diminished expectations for the economy and financial markets. In particular, the residential mortgage markets have experienced a variety of difficulties and challenging economic conditions in the past, including defaults, credit losses, and liquidity concerns. Certain commercial banks, investment banks, and insurance companies incurred extensive losses from exposure to the residential mortgage market as a result of these difficulties and conditions. These factors have impacted investor perception of the risks associated with RMBS, other real estate-related securities and various other asset classes in which the Fund may invest. As a result, values for RMBS, other real estate-related securities and various other asset classes in which the Fund may invest have experienced, and may in the future experience, significant volatility. Certain RMBS that the Fund acquires are subordinated in cash flow priority to other more “senior” securities of the same securitization. The exposure to defaults on the underlying mortgages is severely magnified in subordinated securities. Certain subordinated securities (“first loss securities”) absorb all losses from default before any other class of securities is at risk. Such securities therefore are considered to be highly speculative investments. Also, the risk of declining real estate values, in particular, is amplified in subordinated RMBS, as are the risks associated with possible changes in the market’s perception of the entity issuing or guaranteeing them, or by changes in government regulations and tax policies.

The principal and interest on credit sensitive RMBS, unlike those on agency RMBS, are not guaranteed by government-sponsored entities such as Fannie Mae and Freddie Mac or, in the case of Ginnie Mae, the U.S. government. Therefore, credit sensitive RMBS are subject to many of the risks of the respective underlying mortgage loans such as the creditworthiness and solvency of the underlying borrowers. Residential mortgage loans are typically secured by single-family residential property and are subject to risks of delinquency and foreclosure and risks of loss. The ability of a borrower to repay a loan secured by a residential property is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair borrowers’ abilities to repay their mortgage loans.

Residential Mortgage Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Residential Mortgage Loan Risk. Residential mortgage loans, including residential NPLs, are subject to increased risks of loss. Unlike agency RMBS, residential mortgage loans generally are not guaranteed by the U.S. government or any government sponsored entity, though in some cases they may benefit from private mortgage insurance. Additionally, by directly acquiring residential mortgage loans, the Fund does not receive the structural credit enhancements that benefit senior tranches of RMBS. A residential mortgage loan is directly exposed to losses resulting from default. Therefore, the value of the underlying property, the creditworthiness and financial position of the borrower and the priority and enforceability of the lien will significantly impact the value of such mortgage. In the event of a foreclosure, the Fund may assume direct ownership of the underlying real estate. The liquidation proceeds upon sale of such real estate may not be sufficient to recover the Fund’s cost basis in the loan, and any costs or delays involved in the foreclosure or liquidation process may increase losses. Residential mortgage loans are also subject to property damage caused by hazards, such as earthquakes or environmental hazards, not covered by standard property insurance policies, or “special hazard risk,” and to reduction in a borrower’s mortgage debt by a bankruptcy court, or “bankruptcy risk.”

Consumer And Auto Loan Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Consumer and Auto Loan Risk. The Fund may invest in consumer loans (or ABS backed by consumer loans), including debt consolidation loans, home improvement loans, personal loans, residential real estate investments, credit cards, and automobile loans. The performance of such investments will be affected by general economic conditions. Changes in economic conditions have adversely affected the performance and market value of such investments. Consumer loans are susceptible to prepayment risks. Prepayments on the loans will be influenced by the prepayment provisions of the loans and may also be affected by a variety of economic, geographic and other factors, including changes in interest rates and the availability of alternative financings. Certain consumer loans, such as auto loans and student loans, generally will not contain prepayment penalties. A reduction in interest rates may increase prepayments on consumer loans, which would result in a reduction in yield to maturity for holders of such loans if purchased at a premium. An increase in interest rates or other factors may slow prepayments which would result in a reduction in yield to maturity for holders of such consumer loans if purchased at a discount. Consumer loans are susceptible to default risks. Unsecured consumer loans are not secured by any collateral of the borrowers. The repayment of unsecured consumer loans is dependent upon the ability and willingness of the borrowers to repay; if the borrower defaults on an unsecured consumer loan, only net amounts, if any, recovered through collection efforts will be available with respect to that loan. Other consumer loans, like automobile loans, may be secured by collateral, but the value of that collateral is not guaranteed and the recovery of such collateral will not necessarily cover the outstanding amount of the defaulted loan.

A B S And M B S Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ABS and MBS Risk. Prepayment risk is associated with MBS and ABS. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain mortgage-backed securities may be secured by pools of mortgages on single-family properties, multi-family properties, and/or commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as student loans, automobile loans, aircraft and aircraft equipment loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities may decline and, therefore, may not be adequate to cover underlying investors. MBS and other securities issued by participants in housing and CRE finance, as well as other real estate-related markets experienced extraordinary weakness and volatility in the aftermath of the 2007-2008 financial crisis. Possible legislation in the area of residential mortgages, credit cards and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, the Fund may be more susceptible to risk factors affecting such types of securities. Certain ABS and MBS that the Fund acquires are subordinated in cash flow priority to other more “senior” securities of the same securitization. The exposure to defaults on the underlying mortgages is severely magnified in subordinated securities. Certain subordinated securities (“first loss securities”) absorb all losses from default before any other class of securities is at risk. Such securities therefore are considered to be highly speculative investments.

C M B S And Other C R E Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CMBS and Other CRE Debt Risk. Investing in commercial real estate debt entails various risks: credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks, geographical concentration risks and legal risks. Credit risk on these assets arises primarily from the potential for losses due to delinquencies and defaults by the borrowers in payments on the underlying obligations and the risk that the servicer fails to perform. The Fund relies on loan servicers to collect principal and interest payments and engage in loss mitigation efforts. To the extent a loan servicer fails to perform these tasks, the Fund’s investments may be adversely affected. CMBS are subject to risks associated with their structure and execution, including the process by which principal and interest payments are allocated and distributed to investors, how credit losses affect the issuing vehicle and the return to investors in such CMBS, whether the collateral represents a fixed set of specific assets or accounts, whether the underlying collateral assets are revolving or closed-end, under what terms (including maturity of the CMBS) any remaining balance in the accounts may revert to the issuing entity, and the extent to which the entity that is the actual source of the collateral assets is obligated to provide support to the issuing vehicle or to the investors in such CMBS. In addition, concentrations of CMBS of a particular type, as well as concentrations of CMBS issued or guaranteed by affiliated obligors, serviced by the same servicer or backed by underlying collateral located in a specific geographic region, may subject the CMBS to additional risk.

Commercial mortgage loans are secured by commercial property and are subject to risks of delinquency and foreclosure, and risks of loss. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things, tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expense or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, changes in governmental rules, regulations and fiscal policies, including environmental legislation, acts of God, terrorism, social unrest and civil disturbances.

In the event of any default under a mortgage, the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the commercial mortgage loan. Foreclosure of a commercial mortgage loan can be an expensive and lengthy process which could have a substantial negative effect on the Fund’s anticipated return on the foreclosed mortgage loan.

Prepayment Risk And Extension Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment Risk and Extension Risk. Fixed income securities and loans with uncertain principal repayment schedules can be subject to prepayment risk and/or extension risk. If the Fund holds a debt investment with a higher interest rate than the then-prevailing market interest rate for similar instruments, and such investment prepays (or is anticipated to prepay), the Fund could suffer losses. Similarly, if the Fund holds a debt investment with a lower interest rate than the then-prevailing market interest rate for similar instruments, and the expected life of such investment extends (or is anticipated to extend), the Fund could suffer losses.

Syndicated Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Syndicated Loan Risk. The market for syndicated loans may not be highly liquid and the Fund may have difficulty selling them. These investments primarily expose the Fund to the credit risk of the underlying borrower, but they also expose the Fund to certain risks associated with the loan agent. Syndicated loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. Certain syndicated loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. When used as hedging instruments, derivatives subject the Fund to the risk that there will be an imperfect correlation between the value of the derivative and the positions of the Fund being hedged by the derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. There may not be a liquid secondary market for the derivative instruments traded by the Fund. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. The Fund’s use of derivatives is also subject to the following additional risks:

●	Counterparty Risk. The Fund’s investments may be exposed to the credit risk of the counterparties with which, or the dealers, brokers and exchanges through which, the Fund deals, whether in exchange-traded or OTC transactions. The Fund may be subject to the risk of loss of Fund assets on deposit or being settled or cleared with a broker in the event of the broker’s bankruptcy, the bankruptcy of any clearing broker through which the broker executes and clears transactions on behalf of the Fund, the bankruptcy of an exchange clearing house or the bankruptcy of any other counterparty. To the extent that the Fund has posted margin or has other amounts held by a counterparty that becomes insolvent, the Fund may be deemed to be an unsecured creditor of the counterparty and would need to pursue its claim in bankruptcy or liquidation proceedings. Amounts for any such claims may be less than the amounts owed to the Fund. Such events would have an adverse effect on the Fund’s NAV.

●	Swap Agreements. A swap is an agreement between two parties to exchange a sequence of cash flows (or other assets) for a set period of time. Swaps can involve greater risks than a direct investment in an underlying asset because swaps typically include a certain amount of embedded leverage and, as such, are subject to leveraging risk. If swaps are used as a hedging strategy, the Fund is subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Total return swaps and credit default swaps are subject to counterparty risk, credit risk and liquidity risk. In addition, total return swaps are subject to market risk and credit default swaps are subject to the risks associated with the purchase and sale of credit protection. With respect to a credit default swap, if the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. Additionally, the Fund is exposed to many of the same risks of leverage described herein since if an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. See “Risk Considerations—Leverage Risk.” There is also the risk that the transaction may be closed out at a time when the credit quality of the underlying investment has deteriorated, in which case the Fund may need to make an early termination payment. The protection buyer in a credit default swap may be obligated to pay the protection seller an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If the Fund is buying credit protection, there is the risk that no credit event will occur and the Fund will receive no benefit (other than any hedging benefit) for the premium paid. There is also the risk that the transaction may be closed out at a time when the credit quality of the underlying investment has improved, in which case the Fund may need to make an early termination payment. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. There is a risk that based on movements of interest rates, the payments made under a swap agreement will be greater than the payments received.

●	Regulation as a Commodity Pool. The Fund has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” (“CPO”) with the U.S. Commodity Futures Trading Commission (the “CFTC”) and the National Futures Association (“NFA”), which regulate trading in the futures markets. Pursuant to CFTC Regulation 4.5, the Fund is not subject to regulation as a commodity pool under the Commodity Exchange Act (the “CEA”). As a result, neither the Adviser nor the Sub-Adviser is a CPO with respect to the Fund. The Fund reserves the right to elect to rely on other applicable exemptions under CEA rules, which may increase the Fund’s regulatory compliance obligations and expenses. In the event the Fund, the Adviser or the Sub-Adviser fails to qualify for the exclusion and is required to register as a CPO, the Fund may become subject to additional disclosure, recordkeeping and reporting requirements, which may increase the Fund’s regulatory compliance obligations and expenses.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Counterparty Risk. The Fund’s investments may be exposed to the credit risk of the counterparties with which, or the dealers, brokers and exchanges through which, the Fund deals, whether in exchange-traded or OTC transactions. The Fund may be subject to the risk of loss of Fund assets on deposit or being settled or cleared with a broker in the event of the broker’s bankruptcy, the bankruptcy of any clearing broker through which the broker executes and clears transactions on behalf of the Fund, the bankruptcy of an exchange clearing house or the bankruptcy of any other counterparty. To the extent that the Fund has posted margin or has other amounts held by a counterparty that becomes insolvent, the Fund may be deemed to be an unsecured creditor of the counterparty and would need to pursue its claim in bankruptcy or liquidation proceedings. Amounts for any such claims may be less than the amounts owed to the Fund. Such events would have an adverse effect on the Fund’s NAV.
Swap Agreements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Swap Agreements. A swap is an agreement between two parties to exchange a sequence of cash flows (or other assets) for a set period of time. Swaps can involve greater risks than a direct investment in an underlying asset because swaps typically include a certain amount of embedded leverage and, as such, are subject to leveraging risk. If swaps are used as a hedging strategy, the Fund is subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Total return swaps and credit default swaps are subject to counterparty risk, credit risk and liquidity risk. In addition, total return swaps are subject to market risk and credit default swaps are subject to the risks associated with the purchase and sale of credit protection. With respect to a credit default swap, if the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. Additionally, the Fund is exposed to many of the same risks of leverage described herein since if an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. See “Risk Considerations—Leverage Risk.” There is also the risk that the transaction may be closed out at a time when the credit quality of the underlying investment has deteriorated, in which case the Fund may need to make an early termination payment. The protection buyer in a credit default swap may be obligated to pay the protection seller an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If the Fund is buying credit protection, there is the risk that no credit event will occur and the Fund will receive no benefit (other than any hedging benefit) for the premium paid. There is also the risk that the transaction may be closed out at a time when the credit quality of the underlying investment has improved, in which case the Fund may need to make an early termination payment. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. There is a risk that based on movements of interest rates, the payments made under a swap agreement will be greater than the payments received.
Regulation As A Commodity Pool [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Regulation as a Commodity Pool. The Fund has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” (“CPO”) with the U.S. Commodity Futures Trading Commission (the “CFTC”) and the National Futures Association (“NFA”), which regulate trading in the futures markets. Pursuant to CFTC Regulation 4.5, the Fund is not subject to regulation as a commodity pool under the Commodity Exchange Act (the “CEA”). As a result, neither the Adviser nor the Sub-Adviser is a CPO with respect to the Fund. The Fund reserves the right to elect to rely on other applicable exemptions under CEA rules, which may increase the Fund’s regulatory compliance obligations and expenses. In the event the Fund, the Adviser or the Sub-Adviser fails to qualify for the exclusion and is required to register as a CPO, the Fund may become subject to additional disclosure, recordkeeping and reporting requirements, which may increase the Fund’s regulatory compliance obligations and expenses.
High Yield Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal. If that happens, the value of the bond may decrease, the Fund’s NAV may decrease and its income may be reduced. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. Such securities also may include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease the Fund’s NAV. The Sub-Adviser’s assessment of an issuer’s credit quality may prove incorrect and the Fund could suffer losses.

Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Risk. Corporate equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company. Investments held by the Fund in companies with small market capitalizations are subject to unique risks. The earnings and prospects of small sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

R E I T Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REIT Risk. The Fund’s investments in REITs may subject the fund to the following additional risks: declines in the value of real estate, changes in interest rates, lack of available mortgage funds or other limits on obtaining capital, overbuilding, extended vacancies of properties, increases in property taxes and operating expenses, changes in zoning laws and regulations, casualty or condemnation losses and tax consequences of the failure of a REIT to comply with tax law requirements. While an investment in a REIT provides the Fund indirect exposure to the assets of the REIT, it also exposes the Fund to a proportionate share of the REIT’s ongoing operating fees and expenses, which may include management, operating and administrative expenses.

Aircraft And Aviation Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Aircraft and Aviation Industry Risk. The Fund may invest in EETCs, ABS and certain other securities collateralized or otherwise backed by aircraft or aircraft equipment. Investments in securitizations and other financial instruments backed by aircraft and aircraft equipment are subject to a number or risks relating to the aviation industry including reduced leasing of aircraft and related equipment by commercial airlines and the commercial aviation industry generally, reduction in demand for any one aircraft or type of aircraft, the maintenance and operating history of the specific aircraft or components that back such securities, maintenance or performance issues with the model and type of aircraft that back such securities, and regulatory risk relating to the aviation industry. Adverse developments with respect to any of the foregoing may adversely affect the value of securities collateralized or otherwise backed by aircraft or aircraft equipment. In addition, the bankruptcy of the lessors or lessees of the aircraft or aircraft equipment that back such securities may complicate financial recoveries in connection with such securities and therefore have a negative impact on their value. Market events such as economic declines and recessions, geopolitical conflicts and the occurrence or threat of pandemics, terrorism or war may also have an adverse effect on the aviation industry generally and securities related to the same, especially when such market events cause declines in travel, increases in costs or future uncertainty for airlines, aircraft or the commercial aviation industry generally. There can be no assurance that future events will not have a negative impact on the aviation industry or securities collateralized or otherwise backed by aircraft or aircraft equipment.

C R T S Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CRTs Risk. CRTs are designed to transfer a portion of the mortgage credit risk on a pool of insured or guaranteed mortgage loans from the insurer or guarantor of such loans to CRT investors. In a CRT transaction, interest and/or principal of the CRT is written off following certain credit events, such as delinquencies, defaults, and/or realized losses, on the underlying mortgage pool. To date, the vast majority of CRTs consist of risk sharing transactions issued by the Government Sponsored Enterprises, or GSEs, such as Fannie Mae, and Freddie Mac. These securities have historically been structured as unsecured debt of the related GSE, but where the principal payments and principal write-offs are determined by the prepayments, delinquencies, and/or realized losses on a reference pool of mortgage loans guaranteed by such GSE. However, it is anticipated that in the future Fannie Mae and Freddie Mac will issue CRTs with a variety of other structures.

Foreign Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. The imposition of sanctions and compliance with those sanctions may impair the ability of a Fund to buy, sell, hold, or deliver securities or other assets of the sanctioned company, including those listed on U.S. or other exchanges.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Risk. Investments held by the Fund and denominated in foreign currencies subject the Fund to foreign currency risk arising from fluctuations in exchange rates between such foreign currencies and the U.S. dollar. While the Sub-Adviser currently attempts to hedge the Fund’s foreign currency exposure, the Fund may not always choose to hedge such exposure, or may not be able to hedge such exposure. To the extent that the Fund is exposed to foreign currency risk, changes in exchange rates of such foreign currencies to the U.S. dollar may adversely affect the Fund, and its ability to pay dividends to its shareholders. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The NAV of the Fund changes daily based on the performance of its investments and other factors. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class and/or investments in which the Fund invests may prove to be incorrect and may not produce the desired results. The Sub-Adviser relies on analytical models (both proprietary and third-party models) as well as information and data supplied by third parties. These models and data may be used to value assets or potential asset acquisitions and dispositions and also in connection with the Fund’s asset management activities. If the Sub-Adviser’s models and data prove to be incorrect, misleading, or incomplete, any decisions made in reliance thereon could expose the Fund to potential risks. The Sub-Adviser’s models and data may induce it to purchase certain assets at prices that are too high, to sell certain other assets at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging activities that are based on faulty models and data may prove to be unsuccessful.

Some of the risks of relying on analytical models and third-party data include the following:

●	collateral cash flows and/or liability structures may be incorrectly modeled in all or only certain scenarios, or may be modeled based on simplifying assumptions that lead to errors;

●	information about assets or the underlying collateral may be incorrect, incomplete, or misleading;

●	asset, collateral or MBS historical performance (such as historical prepayments, defaults, cash flows, etc.) may be incorrectly reported, or subject to interpretation (e.g., different MBS issuers may report delinquency statistics based on different definitions of what constitutes a delinquent loan); and

●	asset, collateral or MBS information may be outdated, in which case the models may contain incorrect assumptions as to what has occurred since the date information was last updated.

Some models, such as prepayment models or default models, may be predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, the predictive models used by the Sub-Adviser may differ substantially from those models used by other market participants, with the result that valuations based on these predictive models may be substantially higher or lower for certain assets than actual market prices. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data, and, in the case of predicting performance in scenarios with little or no historical precedent (such as extreme broad-based declines in home prices, or deep economic recessions or depressions), such models must employ greater degrees of extrapolation and are therefore more speculative and of more limited reliability.

All valuation models rely on correct market data inputs. If incorrect market data is entered into even a well-founded valuation model, the resulting valuations will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics or whose values are particularly sensitive to various factors. If the Sub-Adviser’s data inputs are incorrect or model prices differ substantially from market prices, the Fund could be materially adversely affected. See also “Valuation Risk.”

The Adviser’s and the Sub-Adviser’s management and sub-advisory agreements relating to the Fund are subject to annual renewal after their initial term by the Board and may be terminated by the Adviser or Sub-Adviser, respectively, upon notice or the occurrence of certain events as set forth in the respective agreements. If the agreements are not renewed or terminated, the Fund may need to engage other advisers or pursue other alternatives.

Short Selling Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short Selling Risks. The Fund may engage in short selling for hedging and speculative purposes. When an investor engages in a short sale, it sells securities that it does not own, and typically borrows the same securities, from a securities lender, for delivery to the purchaser on the sale date. Since the investor must at some later date repay the securities lender with the same securities that it originally borrowed, the investor typically purchases the same securities in the open market at a later date, in order to be able to re-deliver such securities to the securities lender. Short selling allows the investor to profit from declines in market prices to the extent such declines exceed the transaction costs and the costs of borrowing the securities. A short sale may create the risk of an unlimited loss, in that the price of the underlying security might theoretically increase without limit, thus increasing the cost of purchasing the security in order to close out the securities borrowing.

Leveraging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities, by the Fund will magnify the Fund’s gains or losses. Generally, the use of leverage also will cause the Fund to have higher expenses (especially interest expenses) than those of funds that do not use such techniques. In addition, a lender to the Fund may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may depress the returns of the Fund.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk. Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for loans or other non-exchange traded instruments. Due to the lack of centralized information and trading, the valuation of loans and other non-exchange traded instruments carries more risk than that of publicly traded common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value instruments differently than the Fund. As a result, the Fund may be subject to the risk that when a non-exchange traded instrument is sold in the market, the amount received by the Fund is less than the value that such security is carried at on the Fund’s books.

The values of some of the assets in the Fund’s portfolio are not readily determinable. The Adviser values these assets at fair value, as determined in good faith by the Adviser, subject to the oversight of the Board. Because such valuations are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Adviser’s determinations of fair value may differ from the values that would have been used if a ready market for these assets existed or from the prices at which trades occur. Furthermore, the Adviser may not obtain third-party valuations for all of the Fund’s assets. Changes in the fair value of the Fund’s assets directly impact the Fund’s net income and the Fund’s NAV through recording unrealized appreciation or depreciation of its investments and derivative instruments, and so the Adviser’s determination of fair value has a material impact on the Fund’s net income and the Fund’s NAV.

While in many cases the Adviser’s determination of the fair value of the Fund’s assets is based on valuations provided by third-party dealers and pricing services, the Adviser can and does value assets based upon its judgment and such valuations may differ from those provided by third-party dealers and pricing services. Valuations of certain assets are often difficult to obtain or are unreliable. In general, dealers and pricing services heavily disclaim their valuations. Additionally, dealers may claim to furnish valuations only as an accommodation and without special compensation, and so they may disclaim any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations, including any act of negligence or breach of any warranty. Depending on the complexity and illiquidity of an asset, valuations of the same asset can vary substantially from one dealer or pricing service to another. Higher valuations of the Fund’s assets have the effect of increasing the amount of management fees the Fund pays to the Adviser, which are used by the Adviser to pay the Sub-Adviser. Therefore, conflicts of interest exist because each of the Adviser and the Sub-Adviser is involved in the determination of the fair value of the Fund’s assets.

Investment Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Liquidity Risk. Investment liquidity risk exists when particular investments of the Fund would be difficult to sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices. Investment vehicles, such as the Fund, with principal investment strategies that involve securities of companies with smaller market capitalizations, illiquid securities, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Most of the Fund’s loan assets are illiquid. This includes, without limitation, the Fund’s investments in syndicated loans, residential mortgage loans, consumer loans, and commercial mortgage loans. Many of the Fund’s securities, including its investments in RMBS, CMBS, ABS, high yield bonds and CLOs may also be illiquid. Many of the Fund’s investments in derivative contracts, and in foreign investments, may all be illiquid. As a result, the Fund may have difficulty selling many of its investments in all of these, and other, sectors. The lack of a liquid market for the Fund’s illiquid investments could decrease the Fund’s NAV.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Limited Liquidity Of Fund Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Liquidity of Fund Shares Risk. The Fund is a closed-end investment company structured as an interval fund and designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers, which are currently intended to be made in the amount of 10% of the shares outstanding at NAV, but may not in any case be made in the amount of less than 5% of the shares outstanding at NAV. While the repurchase amount for each offer is currently anticipated to be 10% of outstanding shares, the Fund is not required to, and in the future the Fund may not, extend repurchase offers in excess of 5% of outstanding shares. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Policy Risk. All or a portion of a distribution from the Fund may consist of a return of capital, as opposed to representing a distribution of income generated by the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares. A Shareholder’s tax basis will be adjusted even if they sell their shares at a loss.

Repurchase Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares are typically funded from available cash or sales of portfolio investments. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Sub-Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Sub-Adviser may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of investments to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV.

Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase by the Fund of a shareholder’s shares may be a taxable event to such shareholder.

Qualified Dividend Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Qualified Dividend Income Risk. Given the Fund’s investment strategies, it is not anticipated that a significant portion, if any, of the Fund’s income will be eligible to be designated as qualified dividend income under the Internal Revenue Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income.

Tax Lien Certificates Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Tax Lien Certificates Risk. The Fund may invest in tax lien certificates issued by various jurisdictions or municipalities throughout the United States. A tax lien certificate is a certificate of claim against real property that has a lien placed upon it as a result of unpaid property taxes. Tax lien certificates may not be liquid or may have a limited secondary market. Once tax lien certificate is issued, it becomes a first lien against the real property to which the certificate relates, and depending upon the jurisdiction, the owner of the property has a statutorily fixed period of time to pay the delinquent real estate taxes plus penalties and interest to the tax lien certificate holder. If the delinquent real estate taxes plus penalties and interest is not paid during such period of time, in most jurisdictions, the property is then transferred in a foreclosure action. If the Fund acquires a tax lien certificate, there can be no certainty as to when or if it will be redeemed by the owner of the underlying property. The performance of investments in tax lien certificates will be affected by the amount of time it takes the underlying property owner to repay the certificate. Property owners may immediately redeem the certificate, may redeem the certificate at some other time prior to the expiration of the statutory redemption period or may allow the property to be foreclosed. If the tax lien is redeemed quickly, the party may not realize a significant financial gain on their investment. If a tax lien certificate or lien is not redeemed, the holder of such interest may foreclose upon the property. The foreclosure of a property will require the Fund to engage outside service providers and incur additional fees and costs. Other risks the Fund may face in connection with investing in tax lien certificates include issues associated with the treatment of the Fund’s investment for tax purposes.
Litigation Financing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Litigation Financing Risk. Investments in litigation finance can be structured in various ways. For example, the Fund may extend a loan to a law firm secured by future fee proceeds from some or all of the firm’s portfolio of cases, or the Fund may advance funds to a party in a lawsuit or their counsel in return for a share of litigation proceeds or other financial reward if the party is successful. Where a loan is secured by litigation proceeds, or where the recipient of litigation financing is not obligated to make any payment unless and until litigation proceeds are actually received by the litigant or their counsel, the Fund could suffer a complete loss of the capital invested if the matter fails to be resolved in the recipient’s favor.
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	41 South High Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215-6101
Contact Personnel Name	JoAnn Strasser, Esq.
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	5.75%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.85%
Interest Expenses on Borrowings [Percent]	1.26%
Distribution/Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.04%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.28%
Total Annual Expenses [Percent]	5.68%
Waivers and Reimbursements of Fees [Percent]	(1.30%)	[1]
Net Expense over Assets [Percent]	4.38%
Expense Example, Year 01	$ 99
Expense Example, Years 1 to 3	206
Expense Example, Years 1 to 5	311
Expense Example, Years 1 to 10	$ 569
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	17,020
Class C [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.85%
Interest Expenses on Borrowings [Percent]	1.26%
Distribution/Servicing Fees [Percent]	0.75%
Acquired Fund Fees and Expenses [Percent]	0.04%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.28%
Total Annual Expenses [Percent]	6.43%
Waivers and Reimbursements of Fees [Percent]	(1.30%)	[1]
Net Expense over Assets [Percent]	5.13%
Expense Example, Year 01	$ 51
Expense Example, Years 1 to 3	178
Expense Example, Years 1 to 5	301
Expense Example, Years 1 to 10	$ 593
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	0
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.85%
Interest Expenses on Borrowings [Percent]	1.26%
Distribution/Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.04%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.28%
Total Annual Expenses [Percent]	5.43%
Waivers and Reimbursements of Fees [Percent]	(1.30%)	[1]
Net Expense over Assets [Percent]	4.13%
Expense Example, Year 01	$ 41
Expense Example, Years 1 to 3	151
Expense Example, Years 1 to 5	259
Expense Example, Years 1 to 10	$ 525
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	0
Class M [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.85%
Interest Expenses on Borrowings [Percent]	1.26%
Distribution/Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.04%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.28%
Total Annual Expenses [Percent]	5.43%
Waivers and Reimbursements of Fees [Percent]	(1.64%)	[1]
Net Expense over Assets [Percent]	3.79%
Expense Example, Year 01	$ 38
Expense Example, Years 1 to 3	148
Expense Example, Years 1 to 5	256
Expense Example, Years 1 to 10	$ 523
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	3,244,376

[1]	The Adviser and the Fund have entered into an expense limitation and reimbursement agreement under which the Adviser has agreed, until at least April 30, 2024, to waive its Management Fee and to pay or absorb the ordinary operating expenses of the Fund (excluding (i) interest expense, and any fees and expenses incurred in connection with credit facilities, if any, obtained by the Fund; (ii) transaction costs and other expenses incurred in connection with the acquisition, financing, maintenance, and disposition of the Fund’s investments and prospective investments, including without limitation bank and custody fees, brokerage commissions, legal, data, consulting and due diligence costs, servicing and property management costs; (iii) acquired fund fees and expenses; (iv) taxes; and (v) extraordinary expenses), to the extent that its management fees plus applicable distribution and shareholder servicing fees and the Fund’s ordinary operating expenses would otherwise exceed, on a year-to-date basis, 2.85%, 3.60%, 2.60% and 2.20% per annum of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class M shares, respectively. The Expense Limitation Agreement may not be terminated by the Adviser, but it may be terminated by the Board, on 60 days written notice to the Adviser. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three years from the date the Adviser waived any payment or reimbursed any expense, if (after taking the repayment into account) the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver and at the time of the reimbursement payment. See “Management of the Fund.”